Commitments, Guarantees and Contingencies - Lease Commitments, Contractual Commitments, and Letters of Credit (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Total future rental payments for the remainder of the operating leases	$ 1,269,000,000	$ 1,000,000,000
Contractual commitments outstanding	4,909,000,000	5,070,000,000
Maximum borrowing capacity	874,000,000	889,000,000
Letters of credit outstanding	$ 113,000,000	$ 110,000,000